Annual Operating Expenses - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2030 Fund - Fidelity Managed Retirement 2030 Fund - Class K
Sep. 29, 2023
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.38%